Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other comprehensive losses
Other comprehensive (losses)/income, income taxes	¥ 0	¥ 0	¥ 0